                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number: _____________
   This Amendment (Check only one.): [    ]  is a restatement
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

   /s/Kenneth S. Miller            Fairfield, Ohio             August 5, 2005


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No. 28-10753
Cincinnati Casualty Company 13F File No.  28-10755
Cincinnati Indemnity Company 13F File No. 28-10756
Cincinnati Life Insurance Company 13F File No. 28-10754
CinFin Capital Management 13F File No. 28-5597


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    0
                                                -----------

Form 13F Information Table Entry Total:             31
                                                -----------

Form 13F Information Table Value Total           2,515,302
                                                -----------

List of Other Included Managers: None


















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
                                           COLUMN 2          COLUMN 3      COLUMN 4      COLUMN 5   SH/PRN      PUT/CALL
                  ISSUER                TITLE OF CLASS        CUSIP        FMV (000)      SHARES
ALLTEL CORP                                 COMMON          020039103        487,128     7,821,584   SH
ARCHSTONE-SMITH TRUST                       COMMON          039583109          2,916        75,500   SH
BB & T CORP                                 COMMON          054937107          8,993       225,000   SH
CINERGY CORP                                COMMON          172474108          4,482       100,000   SH
COCA COLA COMPANY                           COMMON          191216100          5,845       140,000   SH
EXXON MOBIL CORPORATION                     COMMON          30231G102         92,760     1,614,066   SH
FIFTH THIRD BANCORP                         COMMON          316773100      1,119,149    27,183,604   SH
FIRST FINANCIAL BANCORP                     COMMON          320209109         46,601     2,465,644   SH
FIRST MERIT CORPORATION                     COMMON          337915102        137,078     5,250,000   SH
FORTUNE BRANDS INC                          COMMON          349631101         19,980       225,000   SH
H J HEINZ COMPANY                           COMMON          423074103          5,313       150,000   SH
HILLENBRAND INDUSTRIES                      COMMON          431573104         25,275       500,000   SH
HUNTINGTON BANCSHARES INC                   COMMON          446150104          3,288       136,200   SH
JEFFERSON PILOT CORP                        COMMON          475070108          3,782        75,000   SH
JOHNSON & JOHNSON                           COMMON          478160104         32,500       500,000   SH
LINCOLN NATIONAL CORP                       COMMON          534187109          2,346        50,000   SH
MEDTRONIC INC                               COMMON          585055106          9,063       175,000   SH
MERCK & COMPANY                             COMMON          589331107            616        20,000   SH
MICROSOFT CORP                              COMMON          594918104         18,630       750,000   SH
MOLEX INC CLASS A                           COMMON          608554200          3,610       153,750   SH
NATIONAL CITY CORPORATION                   COMMON          635405103         30,708       900,000   SH
PNC FINANCIAL SERVICES GROUP                COMMON          693475105        144,373     2,651,000   SH
PFIZER INC                                  COMMON          717081103          6,895       250,000   SH
PIEDMONT NATURAL GAS                        COMMON          720186105         60,540     2,520,400   SH
PROCTER & GAMBLE CORPORATION                COMMON          742718109         31,650       600,000   SH
SKY FINANCIAL GROUP INC                     COMMON          83080P103         96,518     3,425,068   SH
SYSCO CORP                                  COMMON          871829107         16,937       468,000   SH
U S BANCORP                                 COMMON          902973304         68,159     2,334,200   SH
WACHOVIA CORP.                              COMMON          929903102          2,961        59,700   SH
WELLS FARGO & CO                            COMMON          949746101         13,856       225,000   SH
WYETH                                       COMMON          983024100         13,350       300,000   SH
                                                                           2,515,302    61,343,716

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

                                           COLUMN 6      COLUMN 7           COLUMN 8
                  ISSUER                INVESTMENT DIS   OTH MGRS             SOLE        SHARED        NONE
ALLTEL CORP                                 SOLE                           7,821,584       -            -
ARCHSTONE-SMITH TRUST                       SOLE                              75,500       -            -
BB & T CORP                                 SOLE                             225,000       -            -
CINERGY CORP                                SOLE                             100,000       -            -
COCA COLA COMPANY                           SOLE                             140,000       -            -
EXXON MOBIL CORPORATION                     SOLE                           1,614,066       -            -
FIFTH THIRD BANCORP                         SOLE                          27,183,604       -            -
FIRST FINANCIAL BANCORP                     SOLE                           2,465,644       -            -
FIRST MERIT CORPORATION                     SOLE                           5,250,000       -            -
FORTUNE BRANDS INC                          SOLE                             225,000       -            -
H J HEINZ COMPANY                           SOLE                             150,000       -            -
HILLENBRAND INDUSTRIES                      SOLE                             500,000       -            -
HUNTINGTON BANCSHARES INC                   SOLE                             136,200       -            -
JEFFERSON PILOT CORP                        SOLE                              75,000       -            -
JOHNSON & JOHNSON                           SOLE                             500,000       -            -
LINCOLN NATIONAL CORP                       SOLE                              50,000       -            -
MEDTRONIC INC                               SOLE                             175,000       -            -
MERCK & COMPANY                             SOLE                              20,000       -            -
MICROSOFT CORP                              SOLE                             750,000       -            -
MOLEX INC CLASS A                           SOLE                             153,750       -            -
NATIONAL CITY CORPORATION                   SOLE                             900,000       -            -
PNC FINANCIAL SERVICES GROUP                SOLE                           2,651,000       -            -
PFIZER INC                                  SOLE                             250,000       -            -
PIEDMONT NATURAL GAS                        SOLE                           2,520,400       -            -
PROCTER & GAMBLE CORPORATION                SOLE                             600,000       -            -
SKY FINANCIAL GROUP INC                     SOLE                           3,425,068       -            -
SYSCO CORP                                  SOLE                             468,000       -            -
U S BANCORP                                 SOLE                           2,334,200       -            -
WACHOVIA CORP.                              SOLE                              59,700       -            -
WELLS FARGO & CO                            SOLE                             225,000       -            -
WYETH                                       SOLE                             300,000       -            -
                                                                          61,343,716

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